Retirement Benefits (Schedule Of Changes In Pension, Retiree Medical, Other Benefit Obligations And Fair Value Assets) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 33		$ 272
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Obligation at January 1	15,895	14,568	14,568	12,968
Service cost	1	104	341	386	366
Interest cost	163	191	729	757	737
Actuarial (gain) loss			2,345	1,237
Plan amendments			301	0
Curtailments			(1,841)	0
Benefit payments			(548)	(780)
Obligation at December 31			15,895	14,568	12,968
Fair Value at beginning of period	9,065	8,132	8,132	7,773
Actual return on plan assets			1,204	614
Employer contributions			277	525
Fair Value at December 31			9,065	8,132	7,773
Funded status at December 31			(6,830)	(6,436)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Obligation at January 1	1,412	3,122	3,122	3,097
Service cost	0	15	46	61	60
Interest cost	13	38	128	174	165
Actuarial (gain) loss			104	(63)
Plan amendments			(1,904)	(3)
Curtailments			33	0
Benefit payments			(117)	(144)
Obligation at December 31			1,412	3,122	3,097
Fair Value at beginning of period	211	205	205	234
Actual return on plan assets			26	(6)
Employer contributions			97	121
Fair Value at December 31			211	205	234
Funded status at December 31			$ (1,201)	$ (2,917)